                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/06

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Corporate Bond Fund performed during the semi annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary February 28, 2006

                            A SHARES             B SHARES             C SHARES           I SHARES
                         since 9/23/71        since 9/28/92        since 8/30/93      since 8/12/05
----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.74%      7.59%     5.69%      5.69%     4.88%      4.88%        0.70%

10-year                  5.74       5.22      5.25       5.25      4.95       4.95          n/a

5-year                   5.46       4.44      4.64       4.39      4.67       4.67          n/a

1-year                   2.24      -2.66      1.46      -2.44      1.61       0.64          n/a

6-month                 -0.53      -5.28     -0.92      -4.81     -0.91      -1.89        -0.40
----------------------------------------------------------------------------------------------------

30-Day SEC Yield             4.40%                3.87%                3.87%              4.87%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Lehman Brothers Credit Bond Index is a market-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. Lipper Corporate BBB-Rated Index is an index of funds with similar investment objectives as this fund. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

MARKET CONDITIONS

Despite high energy prices and the devastation of the Gulf Coast hurricanes, the U.S. economy demonstrated resilience during the reporting period. While some observers initially expected that Hurricane Katrina would deliver a significant blow to the U.S. economy, it became apparent as the weeks progressed that the impact on the economy would be much smaller and more temporary than many had anticipated. Moreover, sharply higher energy prices failed to interrupt the positive economic momentum.

The first two months of 2006 proved somewhat uneventful. As many expected, the Federal Open Market Committee (the Fed) once again raised the federal funds target rate by a quarter-point to 4.50 percent in January. Also as expected, Alan Greenspan retired in January after more than 18 years as chairman of the Federal Reserve Board of Governors. Ben S. Bernanke replaced him, and in his first Congressional testimony as chairman, Bernanke acknowledged some risks to the Fed's relatively contained inflation forecast and recognized the potential for upward pressure on inflation if certain conditions persisted unchecked. The chairman also indicated that he concurred with the Fed's January policy statement which noted the potential for further tightening of monetary policy.

U.S. Treasury yields rose for the period overall. Short- and intermediate-term Treasury yields were more responsive to stronger-than-expected economic data and rose more rapidly than longer-term Treasury yields. Accordingly, the yield curve (which measures the difference between short- and long-term bond yields) flattened during the six-month period.

U.S. investment-grade corporate bonds underperformed other major bond market sectors. Sector returns were unevenly distributed, with a few key names driving performance within each sector. Overall, Aa-rated issues posted the highest returns while medium quality, Baa-rated issues lagged. Among the investment-grade corporate sub-sectors, the best performers were energy, utilities and banking issues. Within the high yield sector, lower-rated issues posted the best performance with forest products, telecom and consumer products leading the way.

PERFORMANCE ANALYSIS

The fund returned -0.53 percent for the six months ended February 28, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Lehman Brothers Credit Bond Index and the Lipper Corporate BBB-Rated Index, returned -0.78 percent and 0.34 percent for the period, respectively.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

--------------------------------------------------------------------------------------
                                              LEHMAN BROTHERS   LIPPER CORPORATE
                                                CREDIT BOND        BBB-RATED
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX             INDEX

      -0.53%    -0.92%    -0.91%    -0.40%        -0.78%             0.34%
--------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

During the period, we kept the fund's overall interest-rate exposure well below that of the Lehman benchmark. This posture was beneficial as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve.

Favorable sector and security selection decisions, most notably an underweight in the automotive sector, benefited relative performance versus the Lehman benchmark. Within the investment-grade portion of the fund, a focus on higher-rated issues contributed positively to both absolute and relative performance.

While the fund emphasizes investment-grade credits, it also includes a smaller allocation to higher yielding securities. Within the high yield portion, a conservative approach detracted from performance as higher-rated issues underperformed the riskiest segment of the high yield market (issues rated CCC and below).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 02/28/06
AAA/Aaa                                                          13.8%
AA/Aa                                                            15.0
A/A                                                              28.4
BBB/Baa                                                          35.7
BB/Ba                                                             3.7
B/B                                                               3.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 02/28/06
U.S. Government Agency Obligations                               10.0%
Banking                                                           9.6
Electric                                                          8.7
Wireline Communications                                           7.3
Noncaptive-Consumer Finance                                       5.3
Life Insurance                                                    4.6
Healthcare                                                        4.5
Noncaptive-Diversified Finance                                    4.0
Diversified Manufacturing                                         3.9
Property & Casualty Insurance                                     3.4
Food/Beverage                                                     3.3
Automotive                                                        2.4
Paper                                                             2.2
Railroads                                                         2.1
Media-Noncable                                                    1.6
Media-Cable                                                       1.5
Retail                                                            1.5
Natural Gas Pipelines                                             1.2
Consumer Products                                                 1.2
Aerospace & Defense                                               0.9
Environmental & Facilities Services                               0.9
Brokerage                                                         0.9
Supermarkets                                                      0.9
Textile                                                           0.9
Wireless Communications                                           0.8
Chemicals                                                         0.8
Gaming                                                            0.8
Integrated Energy                                                 0.8
Technology                                                        0.7
Construction Machinery                                            0.7
Natural Gas Distributors                                          0.7
Entertainment                                                     0.6
Lodging                                                           0.5
Building Materials                                                0.5
Real Estate Investment Trusts                                     0.4
Independent Energy                                                0.4
Transportation Services                                           0.3
Pharmaceuticals                                                   0.3
Oil Field Services                                                0.1
Refining                                                          0.0
                                                                -----

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 02/28/06
                                       (continued from previous page)
Total Long-Term Investments                                      91.2%
Short-Term Investments                                            6.5
Other Assets in Excess of Liabilities                             2.3
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/05 - 2/28/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/05           2/28/06       9/1/05-2/28/06
Class A
  Actual......................................    $1,000.00        $  994.72          $4.65
  Hypothetical................................     1,000.00         1,020.09           4.71
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           990.81           8.39
  Hypothetical................................     1,000.00         1,016.39           8.50
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           990.85           8.39
  Hypothetical................................     1,000.00         1,016.39           8.50
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           995.97           3.46
  Hypothetical................................     1,000.00         1,021.29           3.51
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, 1.70%, 1.70% and 0.70% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CORPORATE BONDS  80.8%
          AEROSPACE & DEFENSE  0.9%
$  992    Raytheon Co. ................................... 4.500%   11/15/07   $    980,671
 3,310    Raytheon Co. ................................... 6.150    11/01/08      3,394,673
 1,960    Raytheon Co. ................................... 8.300    03/01/10      2,171,776
                                                                               ------------
                                                                                  6,547,120
                                                                               ------------
          AUTOMOTIVE  2.4%
 2,915    DaimlerChrysler NA Holding Corp. ............... 8.500    01/18/31      3,564,182
 3,725    General Motors Acceptance Corp. ................ 6.875    09/15/11      3,338,963
11,945    General Motors Corp. ........................... 8.375    07/15/33      8,480,950
 2,920    Lear Corp. ..................................... 8.110    05/15/09      2,578,635
                                                                               ------------
                                                                                 17,962,730
                                                                               ------------
          BANKING  9.6%
 5,120    Bank of America Corp. .......................... 3.375    02/17/09      4,878,234
 6,000    Bank of Scotland, 144A-Private Placement (United
          Kingdom) (a).................................... 3.500    11/30/07      5,848,890
   160    Citigroup, Inc. ................................ 6.625    06/15/32        180,851
 5,355    JPMorgan Chase & Co. ........................... 6.750    02/01/11      5,694,528
 5,920    KeyCorp. ....................................... 6.750    03/15/06      5,923,451
 6,010    Marshall & Ilsley Bank.......................... 3.800    02/08/08      5,870,466
 4,475    MBNA Corp. (Variable Rate Coupon)............... 5.140    05/05/08      4,511,632
 6,160    National City Bank.............................. 3.375    10/15/07      5,998,996
 3,400    PNC Funding Corp. .............................. 5.750    08/01/06      3,409,112
 5,855    SunTrust Banks, Inc. ........................... 5.050    07/01/07      5,832,435
 6,000    U.S. Bancorp.................................... 3.950    08/23/07      5,905,698
 2,890    Wachovia Corp. ................................. 4.950    11/01/06      2,885,951
 3,100    Wachovia Corp. ................................. 3.625    02/17/09      2,972,984
 1,690    Washington Mutual Bank FA....................... 5.500    01/15/13      1,695,989
 2,960    Washington Mutual, Inc. ........................ 8.250    04/01/10      3,256,269
 5,820    Wells Fargo & Co. .............................. 5.125    02/15/07      5,812,003
                                                                               ------------
                                                                                 70,677,489
                                                                               ------------
          BROKERAGE  0.5%
 1,560    Goldman Sachs Group, Inc. ...................... 5.250    10/15/13      1,547,999
 2,000    Lehman Brothers Holdings, Inc. ................. 8.500    05/01/07      2,072,288
                                                                               ------------
                                                                                  3,620,287
                                                                               ------------
          BUILDING MATERIALS  0.5%
 3,380    Masco Corp. .................................... 4.625    08/15/07      3,342,306
                                                                               ------------

          CHEMICALS  0.8%
 5,890    Sealed Air Corp., 144A-Private Placement (a).... 5.625    07/15/13      5,834,546
                                                                               ------------

          CONSTRUCTION MACHINERY  0.7%
 5,460    Caterpillar Financial Services Corp., Ser F..... 3.625    11/15/07      5,330,467
                                                                               ------------

See Notes to Financial Statements                                              9

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CONSUMER PRODUCTS  1.2%
$3,950    Cendant Corp. .................................. 6.250%   01/15/08   $  4,001,054
 4,725    Clorox Co. (Variable Rate Coupon)............... 4.614    12/14/07      4,737,035
                                                                               ------------
                                                                                  8,738,089
                                                                               ------------
          DIVERSIFIED MANUFACTURING  3.9%
   195    Brascan Corp. (Canada).......................... 8.125    12/15/08        208,641
 3,935    Brascan Corp. (Canada).......................... 7.125    06/15/12      4,248,301
 2,260    Cooper Industries, Inc. ........................ 5.250    07/01/07      2,256,409
 3,790    Cooper Industries, Inc., 144A-Private Placement
          (a)............................................. 5.250    11/15/12      3,773,199
 1,450    Hutchison Whampoa International Ltd.,
          144A-Private Placement (Cayman Islands) (a)..... 5.450    11/24/10      1,451,003
 1,880    Hutchison Whampoa International Ltd.,
          144A-Private Placement (Cayman Islands) (a)..... 6.500    02/13/13      1,976,499
 3,000    Textron Financial Corp. ........................ 2.690    10/03/06      2,960,613
   475    Tyco International Group SA (Luxembourg)........ 5.800    08/01/06        476,041
 6,200    Tyco International Group SA (Luxembourg)........ 6.125    11/01/08      6,307,874
 5,050    United Technologies Corp. ...................... 4.375    05/01/10      4,927,815
                                                                               ------------
                                                                                 28,586,395
                                                                               ------------
          ELECTRIC  8.7%
 5,470    Ameren Corp. ................................... 4.263    05/15/07      5,401,964
 2,325    Arizona Public Service Co. ..................... 6.750    11/15/06      2,346,843
 4,880    Arizona Public Service Co. ..................... 5.800    06/30/14      4,926,990
 2,155    Carolina Power & Light Co. ..................... 6.800    08/15/07      2,201,305
 5,151    CC Funding Trust I.............................. 6.900    02/16/07      5,227,523
 2,860    Cincinnati Gas & Electric Co. .................. 5.700    09/15/12      2,911,051
 2,685    Detroit Edison Co. ............................. 6.125    10/01/10      2,774,300
 2,690    Duquesne Light Co., Ser O....................... 6.700    04/15/12      2,889,875
   320    Duquesne Light Co., Ser Q....................... 5.700    05/15/14        325,162
 2,265    Entergy Gulf States, Inc. ...................... 3.600    06/01/08      2,171,967
 4,395    Entergy Gulf States, Inc. (Variable Rate
          Coupon)......................................... 4.810    12/01/09      4,348,048
 1,965    Entergy Gulf States, Inc., 144A-Private
          Placement (Variable Rate Coupon) (a)............ 5.207    12/08/08      1,967,238
 3,835    Exelon Corp. ................................... 6.750    05/01/11      4,055,244
 3,415    FPL Group Capital, Inc. ........................ 3.250    04/11/06      3,408,716
   560    Indianapolis Power & Light Co., 144A-Private
          Placement (a)................................... 6.300    07/01/13        582,834
 1,930    Monongahela Power Co. .......................... 5.000    10/01/06      1,926,785
 5,550    NiSource Finance Corp. (Variable Rate Coupon)... 5.344    11/23/09      5,574,326
 4,195    Pacific Gas & Electric Co. ..................... 6.050    03/01/34      4,355,945
 1,400    PSEG Energy Holdings............................ 8.625    02/15/08      1,480,500
   590    TXU Corp., Ser J................................ 6.375    06/15/06        594,426
 5,000    Wisconsin Electric Power........................ 3.500    12/01/07      4,860,590
                                                                               ------------
                                                                                 64,331,632
                                                                               ------------
          ENTERTAINMENT  0.6%
 4,237    Time Warner, Inc. .............................. 6.150    05/01/07      4,281,950
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ENVIRONMENTAL & FACILITIES SERVICES  0.9%
$1,220    Waste Management, Inc. ......................... 7.000%   10/15/06   $  1,233,391
 3,223    Waste Management, Inc. ......................... 6.875    05/15/09      3,374,935
 1,745    Waste Management, Inc. ......................... 7.375    08/01/10      1,881,747
                                                                               ------------
                                                                                  6,490,073
                                                                               ------------
          FOOD/BEVERAGE  3.3%
 2,750    Coca-Cola Enterprises, Inc. .................... 5.375    08/15/06      2,754,301
 1,835    ConAgra, Inc. .................................. 7.000    10/01/28      1,980,376
 1,745    ConAgra, Inc. .................................. 8.250    09/15/30      2,148,092
 4,465    FBG Finance, Ltd., 144A-Private Placement
          (Australia) (a)................................. 5.125    06/15/15      4,283,989
 4,000    General Mills, Inc. ............................ 3.875    11/30/07      3,910,648
 3,145    Kraft Foods, Inc. .............................. 5.625    11/01/11      3,188,278
 6,015    Miller Brewing Co., 144A-Private Placement
          (a)............................................. 4.250    08/15/08      5,884,306
                                                                               ------------
                                                                                 24,149,990
                                                                               ------------
          GAMING  0.8%
 5,760    Harrahs Operating Co., Inc. .................... 5.625    06/01/15      5,637,756
                                                                               ------------

          HEALTHCARE  4.5%
 4,835    Aetna, Inc. .................................... 7.375    03/01/06      4,835,000
 1,135    Aetna, Inc. .................................... 7.875    03/01/11      1,261,506
 1,815    Amerisourcebergen Corp., 144A-Private Placement
          (a)............................................. 5.625    09/15/12      1,814,608
 4,420    Baxter Finance Co., 144A-Private Placement
          (Netherlands) (a)............................... 4.750    10/15/10      4,322,053
 6,085    Health Net, Inc. ............................... 9.875    04/15/11      7,024,682
 1,840    UnitedHealth Group, Inc. ....................... 5.200    01/17/07      1,841,634
 6,000    UnitedHealth Group, Inc. (Variable Rate
          Coupon)......................................... 4.920    03/02/09      6,003,282
 2,000    Wellpoint, Inc. ................................ 6.375    06/15/06      2,008,288
 2,410    Wellpoint, Inc. ................................ 3.750    12/14/07      2,351,317
 1,510    Wellpoint, Inc. ................................ 4.250    12/15/09      1,457,204
                                                                               ------------
                                                                                 32,919,574
                                                                               ------------
          INDEPENDENT ENERGY  0.4%
 1,550    Kerr-McGee Corp. ............................... 5.875    09/15/06      1,560,879
 1,540    Kerr-McGee Corp. ............................... 6.625    10/15/07      1,572,531
                                                                               ------------
                                                                                  3,133,410
                                                                               ------------
          INTEGRATED ENERGY  0.8%
 1,880    Consumers Energy Co., Ser F..................... 4.000    05/15/10      1,780,386
 2,035    Consumers Energy Co., Ser H..................... 4.800    02/17/09      2,008,156
 1,905    Petro-Canada (Canada)........................... 5.350    07/15/33      1,777,605
                                                                               ------------
                                                                                  5,566,147
                                                                               ------------
          LIFE INSURANCE  4.6%
   830    AXA Financial, Inc. ............................ 6.500    04/01/08        854,707
 7,605    Marsh & McLennan Cos., Inc. .................... 5.875    08/01/33      7,275,802
   190    Metlife, Inc. .................................. 6.125    12/01/11        198,263

See Notes to Financial Statements                                             11

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          LIFE INSURANCE (CONTINUED)
$2,730    Monumental Global Funding II, 144A-Private
          Placement (a)................................... 3.850%   03/03/08   $  2,665,015
   920    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        957,641
 3,495    Platinum Underwriters Finance Inc. Ser B........ 7.500    06/01/17      3,575,661
 3,055    Platinum Underwriters Hldgs, Ltd. (Bermuda)..... 6.371    11/16/07      3,051,105
 6,400    Principal Life Global Funding I, 144A-Private
          Placement (a)................................... 5.125    06/28/07      6,367,494
 3,400    Prudential Funding LLC., 144A-Private Placement
          (a)............................................. 6.600    05/15/08      3,499,375
 5,595    Xlliac Global Funding, 144A-Private Placement
          (a)............................................. 4.800    08/10/10      5,477,706
                                                                               ------------
                                                                                 33,922,769
                                                                               ------------
          LODGING  0.5%
 2,755    Hyatt Equities, LLC, 144A-Private Placement
          (a)............................................. 6.875    06/15/07      2,790,950
 1,005    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.375    05/01/07      1,030,125
                                                                               ------------
                                                                                  3,821,075
                                                                               ------------
          MEDIA-CABLE  1.5%
 4,455    Comcast Cable Communications, Inc. ............. 8.375    05/01/07      4,613,455
 2,625    Comcast Cable Communications, Inc. ............. 6.750    01/30/11      2,757,864
   240    Comcast Cable Communications, Inc. ............. 7.125    06/15/13        259,206
 2,495    Echostar DBS Corp. ............................. 6.375    10/01/11      2,451,338
 1,205    Echostar DBS Corp. ............................. 6.625    10/01/14      1,177,888
                                                                               ------------
                                                                                 11,259,751
                                                                               ------------
          MEDIA-NONCABLE  1.6%
 2,415    Interpublic Group of Cos., Inc. ................ 5.400    11/15/09      2,233,875
 2,600    News America Holdings, Inc. .................... 8.875    04/26/23      3,230,139
   510    News America, Inc. ............................. 7.125    04/08/28        544,645
   795    News America, Inc. ............................. 7.300    04/30/28        865,110
   900    News America, Inc. ............................. 7.280    06/30/28        978,100
 3,580    WPP Finance Corp. (United Kingdom).............. 5.875    06/15/14      3,598,262
                                                                               ------------
                                                                                 11,450,131
                                                                               ------------
          NATURAL GAS DISTRIBUTORS  0.7%
 5,163    Sempra Energy................................... 4.621    05/17/07      5,124,706
                                                                               ------------

          NATURAL GAS PIPELINES  1.2%
 2,230    Consolidated Natural Gas Co., Ser A............. 5.000    12/01/14      2,145,443
 3,530    Consolidated Natural Gas Co., Ser C............. 6.250    11/01/11      3,661,143
 2,515    Texas Eastern Transmission Corp. ............... 7.000    07/15/32      2,944,587
                                                                               ------------
                                                                                  8,751,173
                                                                               ------------
          NONCAPTIVE-CONSUMER FINANCE  5.3%
 4,660    American Express Co. ........................... 5.500    09/12/06      4,672,270
 1,520    American General Finance Corp. ................. 4.625    05/15/09      1,499,469
 4,500    American General Finance Corp. ................. 4.625    09/01/10      4,361,823
 6,920    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      6,638,439
 1,000    HSBC Finance Corp. ............................. 7.875    03/01/07      1,024,967
   800    HSBC Finance Corp. ............................. 4.125    12/15/08        777,626
 1,175    HSBC Finance Corp. ............................. 4.125    11/16/09      1,132,635

 12                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NONCAPTIVE-CONSUMER FINANCE (CONTINUED)
$4,700    HSBC Finance Corp. ............................. 6.750%   05/15/11   $  5,000,302
 1,115    HSBC Finance Corp. ............................. 6.375    10/15/11      1,168,343
 8,335    Residential Capital Corp. ...................... 6.375    06/30/10      8,423,768
 4,660    SLM Corp. ...................................... 4.000    01/15/10      4,418,831
                                                                               ------------
                                                                                 39,118,473
                                                                               ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  4.0%
 1,165    CIT Group, Inc. ................................ 7.375    04/02/07      1,190,772
   940    CIT Group, Inc. ................................ 3.650    11/23/07        917,508
 1,545    CIT Group, Inc. ................................ 4.750    08/15/08      1,531,158
 6,000    General Electric Capital Corp., Ser A........... 4.250    01/15/08      5,911,278
 5,440    General Electric Capital Corp., Ser A........... 5.875    02/15/12      5,628,229
 2,235    General Electric Capital Corp., Ser A........... 4.750    09/15/14      2,172,290
 3,845    General Electric Capital Corp., Ser A........... 6.750    03/15/32      4,514,880
 1,020    International Lease Finance Corp. .............. 3.750    08/01/07        999,537
 7,115    Nationwide Building Society, 144A-Private
          Placement (United Kingdom) (a).................. 4.250    02/01/10      6,880,483
                                                                               ------------
                                                                                 29,746,135
                                                                               ------------
          OIL FIELD SERVICES  0.1%
   960    Panhandle Eastern Pipe Line Co., Ser B.......... 2.750    03/15/07        934,854
                                                                               ------------

          PAPER  2.2%
 2,175    Abitibi-Consolidated, Inc. (Canada)............. 8.550    08/01/10      2,158,688
 4,610    Abitibi-Consolidated, Inc. (Canada)............. 8.850    08/01/30      4,074,088
 7,945    Bowater Canada Finance (Canada)................. 7.950    11/15/11      7,825,825
 1,915    Sappi Papier Hldg AG, 144A-Private Placement
          (Austria) (a)................................... 6.750    06/15/12      1,837,140
                                                                               ------------
                                                                                 15,895,741
                                                                               ------------
          PHARMACEUTICALS  0.3%
 2,000    Abbott Laboratories............................. 5.625    07/01/06      2,004,978
                                                                               ------------

          PROPERTY & CASUALTY INSURANCE  3.4%
 3,910    AIG Sunamerica Global Financial, 144A-Private
          Placement (a)................................... 6.300    05/10/11      4,106,783
 4,710    Farmers Exchange Capital, 144A-Private Placement
          (a)............................................. 7.050    07/15/28      4,961,929
 2,721    Farmers Insurance Exchange Surplus, 144A-Private
          Placement (a)................................... 8.625    05/01/24      3,288,247
   575    Hartford Financial Services Group, Inc. ........ 2.375    06/01/06        571,411
 4,610    Mantis Reef Ltd., 144A-Private Placement
          (Australia) (a)................................. 4.692    11/14/08      4,508,889
 4,140    St. Paul Travelers Cos., Inc. .................. 5.010    08/16/07      4,117,064
 3,315    Two-Rock Pass Through Trust (Variable Rate
          Coupon) (Bermuda)............................... 5.680    02/11/49      3,297,828
                                                                               ------------
                                                                                 24,852,151
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          RAILROADS  2.1%
$3,240    Burlington Northern Santa Fe Corp. ............. 6.125%   03/15/09   $  3,327,749
 1,572    Burlington Northern Santa Fe Railway Co. ....... 4.575    01/15/21      1,505,731
 1,500    CSX Corp. ...................................... 6.750    03/15/11      1,595,919
 1,649    Norfolk Southern Corp. ......................... 7.350    05/15/07      1,692,004
 7,375    Union Pacific Corp. ............................ 6.625    02/01/08      7,559,169
                                                                               ------------
                                                                                 15,680,572
                                                                               ------------
          REAL ESTATE INVESTMENT TRUSTS  0.4%
   525    EOP Operating LP................................ 4.750    03/15/14        495,397
   765    EOP Operating LP................................ 7.875    07/15/31        909,362
 1,945    Reckson Operating Partnership LP................ 5.150    01/15/11      1,904,118
                                                                               ------------
                                                                                  3,308,877
                                                                               ------------
          REFINING  0.0%
   250    Vintage Petroleum, Inc. ........................ 7.875    05/15/11        260,883
                                                                               ------------

          RETAIL  1.5%
   465    CVS Corp. ...................................... 5.625    03/15/06        465,071
   800    CVS Corp. ...................................... 3.875    11/01/07        782,702
 2,000    Federated Department Stores, Inc. .............. 6.625    09/01/08      2,058,622
 1,500    Federated Department Stores, Inc. .............. 6.300    04/01/09      1,538,496
 2,910    Limited Brands, Inc. ........................... 6.950    03/01/33      2,987,339
 2,970    May Department Stores Co. ...................... 5.950    11/01/08      3,015,572
                                                                               ------------
                                                                                 10,847,802
                                                                               ------------
          SUPERMARKETS  0.9%
 4,600    Albertson's, Inc. .............................. 8.000    05/01/31      4,414,703
 1,800    Kroger Co. ..................................... 7.250    06/01/09      1,890,293
                                                                               ------------
                                                                                  6,304,996
                                                                               ------------
          TECHNOLOGY  0.7%
 3,450    Hewlett-Packard Co. ............................ 5.750    12/15/06      3,466,153
 1,960    LG Electronics, Inc., 144A-Private Placement
          (South Korea) (a)............................... 5.000    06/17/10      1,915,471
                                                                               ------------
                                                                                  5,381,624
                                                                               ------------
          TEXTILE  0.9%
 2,845    Mohawk Industries, Inc., Ser C.................. 6.500    04/15/07      2,872,662
 3,245    Mohawk Industries, Inc., Ser D.................. 7.200    04/15/12      3,430,802
                                                                               ------------
                                                                                  6,303,464
                                                                               ------------
          TRANSPORTATION SERVICES  0.3%
 2,300    FedEx Corp. .................................... 2.650    04/01/07      2,235,653
                                                                               ------------

          WIRELESS COMMUNICATIONS  0.8%
 6,000    Verizon Wireless Capital LLC.................... 5.375    12/15/06      6,012,516
                                                                               ------------

          WIRELINE COMMUNICATIONS  7.3%
 5,650    AT&T Corp. ..................................... 9.750    11/15/31      7,091,117
 6,000    AT&T Inc. ...................................... 4.125    09/15/09      5,783,652
 3,155    AT&T Inc. ...................................... 6.150    09/15/34      3,154,066

 14                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          WIRELINE COMMUNICATIONS (CONTINUED)
$7,200    Bellsouth Corp. (Variable Rate Coupon).......... 4.874%   11/15/07   $  7,212,067
 2,745    Cox Communications, Inc. ....................... 4.625    01/15/10      2,646,518
 4,465    Deutsche Telekom International Finance BV
          (Netherlands)................................... 8.250    06/15/30      5,630,718
 4,325    France Telecom SA (France)...................... 8.500    03/01/31      5,693,884
 6,650    Sprint Capital Corp. ........................... 6.125    11/15/08      6,801,301
 2,080    Sprint Capital Corp. ........................... 8.750    03/15/32      2,740,348
 1,900    Telecom Italia Capital, (Luxembourg)............ 4.000    11/15/08      1,835,860
 4,105    Telecom Italia Capital, (Luxembourg)............ 4.000    01/15/10      3,886,618
   265    Verizon New England, Inc. ...................... 6.500    09/15/11        272,960
 1,000    Verizon Wireless Capital, Inc. ................. 5.375    12/15/06      1,057,962
                                                                               ------------
                                                                                 53,807,071
                                                                               ------------

TOTAL CORPORATE BONDS  80.8%................................................    594,175,356
                                                                               ------------

          MORTGAGE BACKED SECURITIES  0.4%
 1,916    World Financial Property, 144A-Private Placement
          (a)............................................. 6.910    09/01/13      2,003,862
   771    World Financial Property, 144A-Private Placement
          (a)............................................. 6.950    09/01/13        806,607
                                                                               ------------

TOTAL MORTGAGE BACKED SECURITIES............................................      2,810,469
                                                                               ------------

GOVERNMENT OBLIGATIONS  10.0%
 6,550    United States Treasury Bonds.................... 6.125    08/15/29      7,909,898
24,900    United States Treasury Bonds.................... 6.375    08/15/27     30,566,717
   500    United States Treasury Bonds.................... 8.125    08/15/21        686,114
 9,495    United States Treasury Bonds (STRIPS) (b)....... 0.000    02/15/25      3,935,981
 8,775    United States Treasury Bonds (STRIPS) (b)....... 0.000    02/15/27      3,342,038
10,685    United States Treasury Notes.................... 4.250    08/15/13     10,443,754
 7,000    United States Treasury Notes.................... 4.250    11/15/13      6,836,214
10,125    United States Treasury Notes.................... 5.000    02/15/11     10,306,936
                                                                               ------------

TOTAL GOVERNMENT OBLIGATIONS................................................     74,027,652
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  91.2%
  (Cost $673,130,618).......................................................    671,013,477
                                                                               ------------

SHORT-TERM INVESTMENTS  6.5%
REPURCHASE AGREEMENT  6.4%
          State Street Bank & Trust Co. ($46,788,000 par collateralized by
          U.S. Government obligations in a pooled cash account, interest rate of 4.49%, dated 02/28/06, to be sold on 03/01/06 at
          $46,793,836)......................................................     46,788,000

See Notes to Financial Statements                                             15

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

DESCRIPTION                                                                           VALUE
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  0.1%
              United States Treasury Bills ($900,000 par, yielding 4.927%,
              07/13/06 maturity) (c)............................................   $    885,502
                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $47,673,502)............................................................     47,673,502
                                                                                   ------------

TOTAL INVESTMENTS  97.7%
  (Cost $720,804,120)...........................................................    718,686,979
OTHER ASSETS IN EXCESS OF LIABILITIES  2.3%.....................................     16,968,940
                                                                                   ------------

NET ASSETS  100.0%..............................................................   $735,655,919
                                                                                   ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Interest only strip.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

 16                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
  U.S. Treasury Bonds Futures, June 2006
    (Current Notional Value of $113,094 per contract).......      603        $ 81,145
  U.S. Treasury Notes 10-Year Futures, June 2006
    (Current Notional Value of $107,906 per contract).......      721         (51,475)
  U.S. Treasury Notes 5-Year Futures, June 2006
    (Current Notional Value of $105,188 per contract).......       40           9,327
                                                                -----        --------
                                                                1,364          38,997
                                                                -----        --------
SHORT CONTRACTS:
  U.S. Treasury Notes 2-Year Futures, June 2006
    (Current Notional Value of $204,375 per contract).......      685          75,484
  U.S. Treasury Notes 2-Year Futures, March 2006
    (Current Notional Value of $204,359 per contract).......      168         116,899
                                                                -----        --------
                                                                  853         192,383
                                                                -----        --------
                                                                2,217        $231,380
                                                                =====        ========

SWAP AGREEMENTS OUTSTANDING AS OF FEBRUARY 28, 2006:

CREDIT DEFAULT SWAPS

                                                                       PAY/
                                                                      RECEIVE                NOTIONAL    UNREALIZED
                                                          BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY             REFERENCE ENTITY                PROTECTION    RATE        DATE       (000)     DEPRECIATION
------------             ----------------                ----------   -------   ----------   --------   -------------
Goldman Sachs Capital
 Markets...............  Country Wide Home Loans, Inc.      Sell      0.63%      09/20/10     $2,000      $ 19,045
Goldman Sachs Capital
 Markets...............  Eastman Kodak Co.                  Sell       2.87      11/15/13      2,100        52,897
JPMorgan Chase Bank....  Tyco International., Ltd.           Buy       0.65      03/20/11      3,500         7,274
Goldman Sachs Capital
 Markets...............  Tyco International., Ltd.           Buy       0.80      03/20/11      2,100       (10,259)
                                                                                                          --------
                                                                                                          $ 68,957
                                                                                                          ========

See Notes to Financial Statements                                             17

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $720,804,120).......................  $718,686,979
Cash........................................................           122
Receivables:
  Investments Sold..........................................    13,601,080
  Interest..................................................     8,720,494
  Fund Shares Sold..........................................     2,643,714
  Variation Margin on Futures...............................       472,391
Swap Contracts..............................................        68,957
Other.......................................................       122,157
                                                              ------------
    Total Assets............................................   744,315,894
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     6,000,000
  Fund Shares Repurchased...................................     1,334,621
  Distributor and Affiliates................................       498,763
  Income Distributions......................................       241,917
  Investment Advisory Fee...................................       222,399
Trustees' Deferred Compensation and Retirement Plans........       183,532
Accrued Expenses............................................       178,743
                                                              ------------
    Total Liabilities.......................................     8,659,975
                                                              ------------
NET ASSETS..................................................  $735,655,919
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $744,860,393
Net Unrealized Depreciation.................................    (1,816,804)
Accumulated Net Realized Loss...............................    (2,894,988)
Accumulated Undistributed Net Investment Income.............    (4,492,682)
                                                              ------------
NET ASSETS..................................................  $735,655,919
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $559,132,243 and 84,858,165 shares of
    beneficial interest issued and outstanding).............  $       6.59
    Maximum sales charge (4.75%* of offering price).........           .33
                                                              ------------
    Maximum offering price to public........................  $       6.92
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $118,432,171 and 18,012,879 shares of
    beneficial interest issued and outstanding).............  $       6.57
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $29,325,662 and 4,457,820 shares of
    beneficial interest issued and outstanding).............  $       6.58
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,765,843 and 4,362,553 shares of
    beneficial interest issued and outstanding).............  $       6.59
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 18,192,510
Other.......................................................        86,063
                                                              ------------
Total Income................................................    18,278,573
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,394,731
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $642,982, $594,347 and $142,750
  respectively).............................................     1,380,079
Shareholder Services........................................       746,435
Custody.....................................................        38,574
Trustees' Fees and Related Expenses.........................        18,449
Legal.......................................................        17,965
Other.......................................................       219,251
                                                              ------------
    Total Expenses..........................................     3,815,484
    Less Credits Earned on Cash Balances....................        21,415
                                                              ------------
    Net Expenses............................................     3,794,069
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 14,484,504
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  3,279,389
  Futures...................................................       195,279
  Swap Contracts............................................         5,845
                                                              ------------
Net Realized Gain...........................................     3,480,513
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    19,627,619
                                                              ------------
  End of the Period:
    Investments.............................................    (2,117,141)
    Futures.................................................       231,380
    Swap Contracts..........................................        68,957
                                                              ------------
                                                                (1,816,804)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (21,444,423)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(17,963,910)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (3,479,406)
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2006    AUGUST 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 14,484,504        $ 24,710,301
Net Realized Gain.......................................       3,480,513          12,900,218
Net Unrealized Depreciation During the Period...........     (21,444,423)         (4,503,856)
                                                            ------------        ------------
Change in Net Assets from Operations....................      (3,479,406)         33,106,663
                                                            ------------        ------------

Distributions from Net Investment Income:
  Class A Shares........................................     (12,177,090)        (21,278,452)
  Class B Shares........................................      (2,310,422)         (4,977,341)
  Class C Shares........................................        (555,148)         (1,142,953)
  Class I Shares........................................        (697,597)            (62,399)
                                                            ------------        ------------
Total Distributions.....................................     (15,740,257)        (27,461,145)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     (19,219,663)          5,645,518
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................     145,899,494         283,286,242
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................      14,261,095          24,492,761
Cost of Shares Repurchased..............................     (89,336,660)       (179,215,837)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      70,823,929         128,563,166
                                                            ------------        ------------
TOTAL INCREASE IN NET ASSETS............................      51,604,266         134,208,684
NET ASSETS:
Beginning of the Period.................................     684,051,653         549,842,969
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of ($4,492,682) and
  ($3,236,929), respectively)...........................    $735,655,919        $684,051,653
                                                            ============        ============

 20                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX MONTHS
                                        ENDED                   YEAR ENDED AUGUST 31,
CLASS A SHARES                       FEBRUARY 28,   ----------------------------------------------
                                         2006        2005     2004      2003     2002 (C)    2001
                                     -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $ 6.78      $ 6.72   $ 6.58    $ 6.39     $ 6.75    $ 6.43
                                        ------      ------   ------    ------     ------    ------
  Net Investment Income.............       .14         .29      .33       .33(a)     .37       .41
  Net Realized and Unrealized
    Gain/Loss.......................      (.18)        .09      .16       .25      (.33)       .33
                                        ------      ------   ------    ------     ------    ------
Total from investment Operations....      (.04)        .38      .49       .58        .04       .74
                                        ------      ------   ------    ------     ------    ------
Less:
  Distributions from Net Investment
    Income..........................       .15         .32      .35       .39        .40       .42
  Return of Capital Distributions...       -0-         -0-      -0-(d)    -0-        -0-       -0-
                                        ------      ------   ------    ------     ------    ------
Total Distributions.................       .15         .32      .35       .39        .40       .42
                                        ------      ------   ------    ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................    $ 6.59      $ 6.78   $ 6.72    $ 6.58     $ 6.39    $ 6.75
                                        ======      ======   ======    ======     ======    ======

Total Return (b)....................    -0.53%*      5.79%    7.55%     9.20%      0.54%    12.10%
Net Assets at End of the Period (In
  millions).........................    $559.1      $502.6   $394.7    $318.4     $246.5    $221.4
Ratio of Expenses to Average
  Net Assets........................      .94%        .99%     .98%     1.01%      1.03%     1.07%
Ratio of Net Investment Income to
  Average Net Assets................     4.30%       4.29%    4.80%     4.98%      5.48%     6.56%
Portfolio Turnover..................       22%*        61%      38%       46%        82%      112%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             21

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX MONTHS
                                        ENDED                   YEAR ENDED AUGUST 31,
CLASS B SHARES                       FEBRUARY 28,   ----------------------------------------------
                                         2006        2005     2004      2003     2002 (C)    2001
                                     -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $ 6.76      $ 6.70   $ 6.57    $ 6.38     $ 6.74    $ 6.42
                                        ------      ------   ------    ------     ------    ------
  Net Investment Income.............       .12         .24      .26       .28(a)     .32       .37
  Net Realized and Unrealized
    Gain/Loss.......................      (.18)        .09      .16       .25      (.33)       .32
                                        ------      ------   ------    ------     ------    ------
Total from Investment Operations....      (.06)        .33      .42       .53      (.01)       .69
                                        ------      ------   ------    ------     ------    ------
Less:
  Distributions from Net Investment
    Income..........................       .13         .27      .29       .34        .35       .37
  Return of Capital Distributions...       -0-         -0-      -0-(d)    -0-        -0-       -0-
                                        ------      ------   ------    ------     ------    ------
Total Distributions.................       .13         .27      .29       .34        .35       .37
                                        ------      ------   ------    ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................    $ 6.57      $ 6.76   $ 6.70    $ 6.57     $ 6.38    $ 6.74
                                        ======      ======   ======    ======     ======    ======

Total Return (b)....................    -0.92%*      5.01%    6.59%     8.38%     -0.22%    11.28%
Net Assets at End of the Period (In
  millions).........................    $118.4      $123.6   $126.5    $135.6     $112.3    $ 93.8
Ratio of Expenses to Average
  Net Assets........................     1.70%       1.75%    1.75%     1.77%      1.78%     1.82%
Ratio of Net Investment Income to
  Average Net Assets................     3.54%       3.55%    4.06%     4.23%      4.73%     5.81%
Portfolio Turnover..................       22%*        61%      38%       46%        82%      112%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) Amount is less than $.01.

 22                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                    YEAR ENDED AUGUST 31,
CLASS C SHARES                     FEBRUARY 28,   -----------------------------------------------
                                       2006        2005      2004      2003     2002 (C)    2001
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................    $ 6.76      $ 6.71    $ 6.57    $ 6.38     $ 6.74    $ 6.42
                                      ------      ------    ------    ------     ------    ------
  Net Investment Income...........       .12         .24       .27       .28(a)     .32       .37
  Net Realized and Unrealized
    Gain/Loss.....................      (.17)        .08       .16       .25      (.33)       .32
                                      ------      ------    ------    ------     ------    ------
Total from Investment
  Operations......................      (.05)        .32       .43       .53      (.01)       .69
                                      ------      ------    ------    ------     ------    ------
Less:
  Distributions from Net
    Investment Income.............       .13         .27       .29       .34        .35       .37
  Return of Capital
    Distributions.................       -0-         -0-       -0-(e)    -0-        -0-       -0-
                                      ------      ------    ------    ------     ------    ------
Total Distributions...............       .13         .27       .29       .34        .35       .37
                                      ------      ------    ------    ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................    $ 6.58      $ 6.76    $ 6.71    $ 6.57     $ 6.38    $ 6.74
                                      ======      ======    ======    ======     ======    ======

Total Return (b)..................    -0.91%*      5.17%(d)  6.59%(d)  8.38%     -0.22%    11.28%
Net Assets at End of the Period
  (In millions)...................    $ 29.3      $ 29.2    $ 28.6    $ 29.6     $ 23.4    $ 18.9
Ratio of Expenses to Average
  Net Assets......................     1.70%       1.71%(d)  1.73%(d)  1.77%      1.78%     1.84%
Ratio of Net Investment Income to
  Average Net Assets..............     3.54%       3.59%(d)  4.07%(d)  4.22%      4.73%     5.79%
Portfolio Turnover................       22%*        61%       38%       46%        82%      112%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 7).

(e) Amount is less than $.01.

See Notes to Financial Statements                                             23

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                             SIX MONTHS      AUGUST 12, 2005
                                                               ENDED          (COMMENCEMENT
                                                            FEBRUARY 28,      OF OPERATIONS)
                                                                2006        TO AUGUST 31, 2005
                                                            ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $ 6.78             $ 6.72
                                                               ------             ------
  Net Investment Income....................................       .15                .03
  Net Realized and Unrealized Gain/Loss....................      (.18)               .06
                                                               ------             ------
Total from Investment Operations...........................      (.03)               .09
Less Distributions from Net Investment Income..............       .16                .03
                                                               ------             ------
NET ASSET VALUE, END OF THE PERIOD.........................    $ 6.59             $ 6.78
                                                               ======             ======

Total Return (a)...........................................    -0.40%*             1.11%*
Net Assets at End of the Period (In millions)..............    $ 28.8             $ 28.7
Ratio of Expenses to Average Net Assets....................      .70%               .86%
Ratio of Net Investment Income to Average Net Assets.......     4.55%              4.32%
Portfolio Turnover.........................................       22%*               61%*

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*   Non-Annualized

 24                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide current income with preservation of capital. The Fund commenced investment operations on September 23, 1971. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $12,985,784. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $5,997,297 which will expire according to the following schedule:

AMOUNT                                                            EXPIRATION
------                                                            ----------
$5,560,726..................................................    August 31, 2011
  436,571...................................................    August 31, 2012

    At February 28, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $724,459,649
                                                                ============
Gross tax unrealized appreciation...........................    $ 14,560,071
Gross tax unrealized depreciation...........................     (20,332,741)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (5,772,670)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on future transactions. All short-term capital gains and a portion of future gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended August 31, 2005 was as follows:

Distributions paid from:
  Ordinary Income...........................................    $27,486,058
  Return of Capital.........................................             --
                                                                -----------
                                                                $27,486,058
                                                                ===========

    As of August 31, 2005 there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2006, the Fund's custody fee was reduced by $21,415 as a result of credits earned on cash balances.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .42%
Next $750 million...........................................       .35%
Over $1.250 billion.........................................       .22%

    For the six months ended February 28, 2006, the Fund recognized expenses of approximately $17,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $21,200, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $653,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $85,200 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $405,632 and CDSC on redeemed shares of approximately $118,000. Sales charges do not represent expenses of the Fund.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2006, and the year ended August 31, 2005, transactions were as follows:

                                             FOR THE                        FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                        FEBRUARY 28, 2006               AUGUST 31, 2005
                                   ---------------------------    ----------------------------
                                     SHARES          VALUE          SHARES           VALUE
Sales:
  Class A........................   18,145,867    $120,002,711     32,548,636    $ 218,937,427
  Class B........................    2,568,912      16,958,806      4,094,787       27,489,442
  Class C........................      712,277       4,708,611      1,210,343        8,129,287
  Class I........................      641,404       4,229,366      4,275,162       28,730,086
                                   -----------    ------------    -----------    -------------
Total Sales......................   22,068,460    $145,899,494     42,128,928    $ 283,286,242
                                   ===========    ============    ===========    =============
Dividend Reinvestment:
  Class A........................    1,685,375    $ 11,125,159      2,871,301    $  19,334,322
  Class B........................      306,423       2,018,257        631,406        4,241,852
  Class C........................       63,766         420,087        127,119          854,183
  Class I........................      105,590         697,592          9,204           62,404
                                   -----------    ------------    -----------    -------------
Total Dividend Reinvestment......    2,161,154    $ 14,261,095      3,639,030    $  24,492,761
                                   ===========    ============    ===========    =============
Repurchases:
  Class A........................   (9,140,652)   $(60,403,218)   (19,990,174)   $(134,416,986)
  Class B........................   (3,141,771)    (20,718,185)    (5,319,881)     (35,708,060)
  Class C........................     (633,255)     (4,184,992)    (1,294,715)      (8,693,560)
  Class I........................     (609,932)     (4,030,265)       (58,875)        (397,231)
                                   -----------    ------------    -----------    -------------
Total Repurchases................  (13,525,610)   $(89,336,660)   (26,663,645)   $(179,215,837)
                                   ===========    ============    ===========    =============

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within the seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended February 28, 2006, the Fund received redemption fees of approximately $1,000, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $196,125,256 and $143,701,945, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A. FUTURES CONTRACTS During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 28, 2006, were as follows:

                                                                CONTRACTS
Outstanding at August 31, 2005..............................      2,335
Futures Opened..............................................      6,749
Futures Closed..............................................     (6,867)
                                                                 ------
Outstanding at February 28, 2006............................      2,217
                                                                 ======

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap, is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap, as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,464,900 and $2,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plantiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The defendants have moved to dismiss this action and otherwise intend to defend it vigorously.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Defendants moved to dismiss the complaint and intend otherwise to vigorously defend it. Plaintiff sought leave to

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. The defendants moved to dismiss this matter, which motion was granted in part and denied in part. Defendants moved for reconsideration of those claims that were denied. Plaintiff subsequently dismissed the trustee defendants from the action, in exchange for the execution of a tolling agreement by the trustees permitting plaintiff to bring the same claims against the trustees at a later date should plaintiff deem necessary.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CORPORATE BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  17, 117, 217
                                                                 CORP SAR 4/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00946P-Y02/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Corporate Bond Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

By:  /s/ Phillip G. Goff
     ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: April 19, 2006